Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jun. 27, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The following table presents the changes in the carrying amount of goodwill:

(In millions)	Performance Foodservice	PFG Customized	Vistar	Other	Total
Balance as of June 29, 2013	$407.4	$166.5	$52.7	$39.2	$665.8
Acquisitions—current year	—	—	0.3	—	0.3
Adjustments related to prior acquisitions	(2.2)	—	—	—	(2.2)

Balance as of June 28, 2014	405.2	166.5	53.0	39.2	663.9
Acquisitions—current year	0.1	—	—	—	0.1

Balance as of June 27, 2015	$405.3	$166.5	$53.0	$39.2	$664.0

Schedule of Intangible Assets by Major Category

The following table presents the Company’s intangible assets by major category as of June 27, 2015 and June 28, 2014:

	As of June 27, 2015			As of June 28, 2014
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net	Range of Lives
Intangible assets with definite lives:
Customer relationships	$379.9	$(293.9)	$86.0	$379.8	$(265.9)	$113.9	4 – 11 years
Trade names and trademarks	90.9	(68.4)	22.5	90.9	(56.4)	34.5	4 – 9 years
Deferred financing costs	79.6	(51.6)	28.0	79.6	(42.8)	36.8	Debt term
Non-compete	11.9	(9.0)	2.9	11.9	(7.3)	4.6	2 – 5 years
Leases	12.5	(4.6)	7.9	12.5	(4.0)	8.5	Lease term
Technology	26.1	(26.0)	0.1	26.1	(22.6)	3.5	5 – 7 years

Total intangible assets with definite lives	$600.9	$(453.5)	$147.4	$600.8	$(399.0)	$201.8

Intangible assets with indefinite lives:
Goodwill	$664.0	$—	$664.0	$663.9	$—	$663.9	Indefinite
Trade names	39.5	—	39.5	39.5	—	39.5	Indefinite

Total intangible assets with indefinite lives	$703.5	$—	$703.5	$703.4	$—	$703.4

Estimated Future Amortization Expense on Intangible Assets

For the next five fiscal periods and thereafter, the estimated future amortization expense on intangible assets with definite lives are as follows:

(In millions)
2016	$45.8
2017	34.1
2018	18.1
2019	17.0
2020	10.5
Thereafter	21.9

Total amortization expense	$147.4